UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 57.65%					$143,409,453
(Cost $142,226,808)

Aerospace & Defense 0.08%					198,250

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375	10-15-15	BB+	200	198,250

Agricultural Products 0.20%					501,250

Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	500	501,250

Airlines 0.41%					1,014,657

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	382	397,133
Pass Thru Ctf Ser 2000-2
Class B (L)	8.307	10-02-19	BB-	393	409,673
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	206	207,851

Broadcasting & Cable TV 2.83%					7,042,875

Canadian Satellite Radio Holdings, Inc.,
Sr Note (Canada) (G)	12.750	02-15-14	CCC+	2,000	2,055,000
Charter Communications Holdings II, LLC/Charter
Communications Holdings II, Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	2,000	2,110,000
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,000	1,070,000
Videotron Ltee,
Gtd Sr Note (Canada)	6.375	12-15-15	B+	300	294,750
XM Satellite Radio, Inc.,
Gtd Sr Note	9.750	05-01-14	CCC	1,500	1,513,125

Building Products 0.37%					930,000

Masonite International Corp.,
Sr Sub Note (Canada) (G)(S)	11.000	04-06-15	CCC+	1,000	930,000

Casinos & Gaming 3.89%					9,664,425

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB-	440	454,850
Great Canadian Gaming Corp.,
Gtd Sr Sub Note (Canada) (S)	7.250	02-15-15	B+	1,000	1,006,250
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	1,000	1,022,500
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	1,030,000
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	275	264,745
Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,000	1,015,000

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	800	834,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	350	364,000
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	500	551,250
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB	1,000	1,006,250
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	1,000	1,010,000
Waterford Gaming, LLC
Sr Note (S)	8.625	09-15-12	BB-	1,043	1,105,580

Commodity Chemicals 0.61%					1,517,500

Lyondell Chemical Co.,
Gtd Sr Sub Note	10.875	05-01-09	B	500	502,500
Sterling Chemicals, Inc.,
Sr Sec Note (S)	10.250	04-01-15	B-	1,000	1,015,000

Construction & Farm Machinery & Heavy Trucks 0.21%					510,000

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	510,000

Consumer Finance 1.19%					2,956,421

Capital One Capital IV,
Gtd Sub Bond (L)	6.745	02-17-37	BBB-	355	340,114
Ford Motor Credit Co.,
Note	7.375	10-28-09	B	1,925	1,921,462
HSBC Finance Capital Trust IX,
Gtd Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	700	694,845

Diversified Banks 1.58%					3,939,974

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	620	644,702
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32
then variable) (United
Kingdom) (S)	6.860	09-29-49	A+	1,595	1,692,234
Chuo Mitsui Trust & Banking Co.,
Perpetual Sub Note (5.506% to
4-15-15 then variable) (Japan) (S)	5.506	12-15-49	Baa1	905	874,010
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 9-30-31
then variable) (United Kingdom)	7.648	08-29-49	A	630	729,028

Diversified Chemicals 0.79%					1,974,550

NOVA Chemicals Corp.,
Med Term Note (Canada)	7.400	04-01-09	B+	1,955	1,974,550

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Diversified Commercial & Professional Services 0.95%					2,353,434

ARAMARK Corp.,
Sr Note (S)	8.500	02-01-15	B-	585	608,400
Sr Note (P)(S)	8.860	02-01-15	B-	585	601,087
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	791,322
MSX International, Inc.,
Sr Sec Note (S)	12.500	04-01-12	CCC+	350	352,625

Diversified Financial Services 1.77%					4,390,665

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	915	1,040,812
Cosan Finance Ltd.,
Gtd Bond (Brazil) (S)	7.000	02-01-17	BB	820	807,700
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01-31-17	B	1,280	1,308,800
Orascom Telecom Finance,
Gtd Note (Luxembourg) (L)(S)	7.875	02-08-14	B-	360	354,600
St. George Funding Co.,
Perpetual Bond (8.485% to 6-30-17
then variable) (Australia) (S)	8.485	12-31-49	Baa1	840	878,753

Diversified Metals & Mining 0.50%					1,231,600

Freeport McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BB	220	237,875
Sr Note	6.875	02-01-14	BBB-	500	513,125
Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB	480	480,600

Electric Utilities 2.86%					7,120,122

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,164	1,295,356
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	799,115
CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB+	725	757,431
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	344	339,794
HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	BBB-	1,175	1,257,181
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	364	382,952
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	315	339,806
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	459	518,821
System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	368	360,040
TXU Corp.,
Sec Bond	7.460	01-01-15	BB	525	536,069
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	516	533,557

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Electrical Components & Equipment 0.15%					375,412

Baldor Electric Co.,
Gtd Sr Note	8.625	02-15-17	B	355	375,412

Electronic Equipment Manufacturers 0.31%					781,545

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	745	781,545

Health Care Facilities 0.78%					1,930,570

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	1,000	1,062,500
Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	855	868,070

Hotels, Resorts & Cruise Lines 0.96%					2,393,472

HRP Myrtle Beach Operations LLC/HRP Myrtle
Beach Operations Capital Corp.,
Sr Sec Floating Rate Note (P)(S)	10.120	04-01-12	B	1,335	1,341,675
Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB+	1,050	1,051,797

Industrial Conglomerates 0.25%					628,500

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	CCC	600	628,500

Industrial Machinery 0.18%					445,330

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Baa2	439	445,330

Integrated Oil & Gas 0.77%					1,912,724

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	565	632,518
Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,280,206

Integrated Telecommunication Services 2.32%					5,778,133

Axtel SAB de CV,
Sr Note (Mexico) (S)	7.625	02-01-17	BB-	810	797,850
Bellsouth Corp.,
Deb	6.300	12-15-15	A	960	989,694
Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B-	1,000	1,022,500
Citizens Communications Co.,
Sr Bond (S)	7.125	03-15-19	BB+	530	524,700
Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B+	1,700	1,721,250
Telefonos de Mexico SA de CV,
Sr Note (Mexico)	5.500	01-27-15	BBB+	735	722,139

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Investment Banking & Brokerage 0.32%					792,675

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	792,675

It Consulting & Other Services 0.56%					1,385,822

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	385,822
Unisys Corp.,
Sr Note	6.875	03-15-10	B+	1,000	1,000,000

Life & Health Insurance 0.20%					488,148

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	485	488,148

Marine 0.93%					2,311,937

Minerva Overseas Ltd.,
Gtd Note (Cayman Islands) (S)	9.500	02-01-17	B	1,255	1,270,687
Navios Maritime Holdings,
Sr Note (Marshall Islands) (S)	9.500	12-15-14	B	1,000	1,041,250

Metal & Glass Containers 1.09%					2,711,644

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,137,894
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	521,250
Gtd Sr Sec Note	8.750	11-15-12	BB-	1,000	1,052,500

Multi-Line Insurance 0.51%					1,278,121

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	515	550,208
Sul America Partecipacoes SA,
Bond (Brazil) (L)(S)	8.625	02-15-12	B	705	727,913

Multi-Media 0.48%					1,204,859

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,107,247
Quebecor Media, Inc.,
Sr Note (Canada)	7.750	03-15-16	B	95	97,612

Multi-Utilities 1.04%					2,580,250

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	660,712
Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	530,000
Salton Sea Funding Corp.,
Sec Note Ser C	7.840	05-30-10	BBB-	1,343	1,389,538

Oil & Gas Drilling 0.59%					1,476,764

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	301	294,264

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Gazprom,
Loan Part Note (Germany) (S)	9.625	03-01-13	BBB	1,000	1,182,500

Oil & Gas Equipment & Services 0.10%					248,125

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB+	250	248,125

Oil & Gas Refining & Marketing 0.40%					997,716

Enterprise Products Operations LP,
Gtd Sr Note Ser B	5.600	10-15-14	BBB-	1,000	997,716

Oil & Gas Storage & Transportation 0.37%					924,200

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	B+	140	144,200
Copano Energy LLC,
Gtd Sr Note	8.125	03-01-16	B	250	258,750
Markwest Energy Partners LP/Markwest Energy
Finance Corp.,
Sr Note	8.500	07-15-16	B	500	521,250

Packaged Foods & Meats 0.43%					1,067,900

ASG Consolidated, LLC,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (O)	Zero	11-01-11	B-	1,180	1,067,900

Paper Packaging 1.51%					3,766,811

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	460	488,750
Stone Container Corp.,
Sr Note (S)	8.000	03-15-17	CCC+	1,425	1,392,938
Sr Note	9.750	02-01-11	CCC+	859	882,623
Sr Note (L)	8.375	07-01-12	CCC+	1,000	1,002,500

Paper Products 0.14%					342,791

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	345	342,791

Property & Casualty Insurance 0.32%					803,739

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	750	803,739

Publishing 0.17%					426,679

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	426,679

Real Estate Management & Development 0.18%					434,728

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	179,728
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	255,000

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Regional Banks 0.47%					1,175,333

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,175,333

Restaurants 0.41%					1,020,000

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	1,000	1,020,000

Specialized Finance 1.89%					4,689,445

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	822,840
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	7.160	02-15-12	Baa2	500	505,026
CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	1,000	1,005,000
Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB-	1,500	1,440,000
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	897	916,579

Specialty Chemicals 0.23%					581,950

American Pacific Corp.,
Sr Note (S)	9.000	02-01-15	B	565	581,950

Specialized REITs 0.14%					351,263

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	345	351,263

Steel 0.50%					1,236,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	1,200	1,236,000

Thrifts & Mortgage Finance 17.81%					44,311,541

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.882	03-20-36	AAA	1,055	1,065,554
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.959	05-20-36	AA	1,763	1,768,397
Bank of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	1,200	1,221,264
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.308	04-25-35	AA+	438	436,413
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,467	2,497,383
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	1,002	980,565
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	585	574,455

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.226	07-15-44	AA	285	281,305
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	99	102,059
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	646	646,754
Mtg Pass Thru Ctf Ser 2005-6
Class 2A1	5.500	04-25-35	Aaa	563	549,995
Mtg Pass Thru Ctf Ser 2005-J1
Class 3A1	6.500	08-25-32	AAA	413	418,237
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	3,734	3,778,219
Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21
Class A1	5.500	10-25-35	Aaa	3,807	3,778,452
Crown Castle Towers, LLC,
CMO-REMIC Ser 2006-1A-G (S)	6.795	11-15-36	Ba2	1,000	1,002,942
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,000	1,022,830
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.222	12-25-34	AA	305	303,029
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.200	05-25-36	AA	250	253,295
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	378,833
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	369,949
GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,551	1,565,034
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.639	08-25-34	AA	1,188	1,178,381
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	4,379	4,460,321
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	428	428,791
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.384	05-25-35	AA	507	506,995
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1
Class 1A4	6.000	12-25-35	AAA	4,078	4,096,724
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,965	1,917,952
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1
Class MF1 (P)	6.101	08-25-36	AA	1,261	1,271,047

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.244	11-12-37	AAA	820	818,539
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	1,180	1,170,941
Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	999	1,026,491
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.355	05-25-35	AA	386	379,237
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	227,279
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	202,328
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB+	1,000	1,034,604
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	565	572,209
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.672	04-25-35	AA	1,455	1,416,362
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	619	608,376

Wireless Telecommunication Services 2.90%					7,209,603

America Movil SA de CV,
Sr Note (Mexico) (L)	5.750	01-15-15	BBB+	1,225	1,229,448
Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC	1,000	1,078,750
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	652,447
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	1,030,000
Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	350	360,500
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	BBB+	1,250	1,292,874
Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	BB-	500	530,000
Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	BBB	1,000	1,035,584

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 1.61%					$3,996,870
(Cost $3,916,289)

Agricultural Products 0.43%					1,077,735

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	1,077,735

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

Diversified Metals & Mining 0.37%					908,735

Freeport McMoRan Copper & Gold, Inc., 6.75%			B	8,500	908,735

Multi-Utilities 0.41%					1,017,200

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,017,200

Real Estate Management & Development 0.40%					993,200

Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	40,000	993,200

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 39.48%					$98,216,703
(Cost $97,807,702)

Government U.S. Agency 39.48%					98,216,703

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	17	17,944
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	3,116	3,140,766
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	341	344,951
Adj Rate Mtg (P)	5.159	11-01-35	AAA	2,044	2,010,076
CMO REMIC 2978	5.500	01-15-31	AAA	2,590	2,591,466
CMO REMIC 3184-PD	5.500	07-15-34	AAA	1,000	991,660
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	2	2,365
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	18	18,877
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	16	16,230
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	37	37,621
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	3,847	3,911,106
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,232	4,317,663
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,257	3,281,395
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	1,841	1,855,429
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,035	1,043,874
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	1,854	1,868,207
30 Yr Pass Thru Ctf	6.000	06-01-36	AAA	7,402	7,456,670
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	5,918	5,962,504
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	13,515	13,615,488
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	6,879	6,929,803
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	21,694	21,465,775
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	569	563,847
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,833	1,815,959
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,337	2,314,526
30 Yr Pass Thru Ctf	5.321	11-01-35	AAA	3,522	3,507,577
CMO REMIC 2006-57-PD	5.500	01-25-35	AAA	1,445	1,429,456
CMO Remic 2006-99-PD	5.500	01-25-35	AAA	4,913	4,887,816
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	1,180	1,167,173
Note	6.000	05-30-25	AAA	1,652	1,624,479
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,363
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,691
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	13,946

John Hancock
Investors Trust
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Credit	Par value
Issuer, description, maturity date	rate (%)	rating (A)	($000)	Value

Short-term investments 1.26%				$3,145,000
(Cost $3,144,144)

Government U.S. Agency 1.24%				3,100,000

Federal Home Loan Bank ,
Disc Note 4-2-07		AAA	3,100	3,100,000
Joint Repurchase Agreement 0.02%				45,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley — Dated
3-30-07, due 4-2-07 (Secured by U.S. Treasury
Inflation Indexed Note 1.625%, due 1-15-15).
Maturity value: $45,019	5.150		45	45,000

Total investments (Cost $247,094,943) 100.00%				$248,768,026

John Hancock
Investors Trust
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of March 31, 2007.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on March 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $37,807,918 or 15.20% of the Fund's total investments as of March 31, 2007.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $247,094,943. Gross unrealized appreciation and depreciation of investments aggregated $3,522,220 and $1,849,137, respectively, resulting in net unrealized appreciation of $1,673,083.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: May 24, 2007